Shareholder Report, Holdings (Details) - C000256744 [Member]	Sep. 30, 2025
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.90%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.20%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.70%
KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	51.10%